SEGMENT INFORMATION - Operating Income to Income from Continuing Operations Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating Income (Loss)	$ 1,616	$ 1,772	$ 1,584
Interest expense, net	134	71	45
Other (income) expense, net	190	731	(78)
Income from continuing operations before income taxes	1,292	970	1,617
Operating Segments
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating Income (Loss)	3,503	3,575	3,609
Corporate and other
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating Income (Loss)	$ (1,887)	$ (1,803)	$ (2,025)